Segment reporting - Additional Information (Details) - EUR (€) € in Millions	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Operating Segments [Abstract]
Adjustments for share based payments including employer tax	€ 0.6	€ 3.9
Acquisition related costs	€ 3.0	€ 0.8